Personnel expenses (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Personnel Expenses [Abstract]
Salaries and wages	₨ 4,122,783	₨ 3,291,605	₨ 2,827,234
Contribution to provident fund and other funds	263,593	189,207	163,781
Staff welfare expenses	50,305	56,295	30,151
Employee stock compensation expense	16,494	22,885	40,051
Employee benefits expense	4,453,175	3,559,992	3,061,217
Attributable to cost of goods sold and services rendered	2,407,234	1,825,048	1,548,282
Attributable to selling, general and administrative expenses	₨ 2,045,942	₨ 1,734,944	₨ 1,512,934